Fair Value Measurements	12 Months Ended
Sep. 30, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 17—Fair Value Measurements and Fair Value of Financial Instruments

U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective value or reflective of future values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. In addition, the guidance requires the Company to disclose the fair value for financial assets on both a recurring and non-recurring basis.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy at September 30, 2014 and 2013 are summarized below:

		(Level 1)
		Quoted Prices in	(Level 2)	(Level 3)
	Fair	Active Markets for	Significant Other	Significant
Description	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2014
Securities available for sale:
U.S. Government Agencies	$19,573	$—	$19,573	$—
Corporate bonds	4,417	—	4,417	—
Municipal bonds	3,789	—	3,789	—
Mortgage-backed securities	11,586	—	11,586	—

		(Level 1)
		Quoted Prices in	(Level 2)	(Level 3)
	Fair	Active Markets for	Significant Other	Significant
Description	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2013
Securities available for sale:
U.S. Government Agencies	$18,826	$—	$18,826	$—
Corporate bonds	4,306	—	4,306	—
Municipal bonds	3,727	—	3,727	—
Mortgage-backed securities	13,561	—	13,561	—

For financial assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy at September 30, 2014 and 2013 are summarized below:

		(Level 1)	(Level 2)
		Quoted Prices in	Significant Other	(Level 3)
	Fair	Active Markets for	Observable	Significant
Description	Value	Identical Assets	Inputs	Unobservable Inputs
(In thousands)
September 30, 2014
Impaired loans	$1,908	$—	$—	$1,908
Other real estate owned	183	$—	$—	183

September 30, 2013
Impaired loans	$—	$—	$—	$—

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value:

(Dollars in thousands)
September 30, 2014	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
Impaired loans	$1,908	Appraisals (1)	Liquidation expenses (2)	4.02% to 5.67%	4.84%
Other real estate owned	183	Appraisals (1)	Liquidation expenses (2)	6.00%	6.00%
1)	Fair value is generally determined through discounted independent appraisals of the underlying collateral less any loan related liquidation expenses.

2)	Includes estimated liquidation expenses by borrower.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments at September 30, 2014 and 2013:

Cash and Cash Equivalents, Interest Receivable and Interest Payable. The carrying amounts for cash and cash equivalents, interest receivable and interest payable approximate fair value because they mature in three months or less.

Securities. The fair value for debt securities, both available for sale and held to maturity are based on quoted market prices or dealer prices (Level 1), if available. If quoted market prices are not available, fair values are determined by obtaining matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

Loans Receivable. The fair value of loans receivable is estimated by discounting the future cash flows, using the current market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Loans Held for Sale. Loans held for sale are carried at the lower of cost or market, determined based on actual amounts subsequently realized after the balance sheet date, or estimates of amounts to be subsequently realized, based on actual amounts realized for similar loans.

Deposits. The fair value of demand, savings and club accounts is equal to the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using market rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by deposit liabilities compared to the cost of borrowing funds in the market.

Advances from FHLB. Fair value is estimated using rates currently offered for advances of similar remaining maturities.

Commitments to Extend Credits. The fair value of commitments to fund credit lines and originate or participate in loans is estimated using fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest and the committed rates. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, was not considered material at September 30, 2014 or 2013.

The carrying amounts and estimated fair values of financial instruments at September 30, 2014 are summarized as follows:

			(Level 1)
			Quoted Prices in	(Level 2)	(Level 3)
	Carrying	Fair	Active Markets for	Significant Other	Significant
Description	Amount	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2014
Financial assets:
Cash and cash equivalents	$3,147	$3,147	$3,147	$—	$—
Securities available-for-sale	39,365	39,365	—	39,365	—
Loans held for sale	349	349	—	349	—
Loans receivable	223,786	221,189	—	—	221,189
Accrued interest receivable	925	925	—	925	—
Financial liabilities:
Deposits	226,782	217,765	—	217,765	—
FHLB-NY advances	18,950	20,976	—	20,976	—
Accrued interest payable	109	109	—	109	—

			(Level 1)
			Quoted Prices in	(Level 2)	(Level 3)
	Carrying	Fair	Active Markets for	Significant Other	Significant
Description	Amount	Value	Identical Assets	Observable Inputs	Unobservable Inputs
	(In thousands)
September 30, 2013
Financial assets:
Cash and cash equivalents	$2,477	$2,477	$2,477	$—	$—
Securities available-for-sale	40,420	40,420	—	40,420	—
Loans held for sale	337	337	—	337
Loans receivable	207,996	224,884	—	—	224,884
Accrued interest receivable	954	954	—	954	—
Financial liabilities:
Deposits	212,312	213,595	—	213,595	—
FHLB-NY advances	19,889	20,976	—	20,976	—
Accrued interest payable	130	130	—	130	—

Limitations

The fair value estimates are made at a discrete point in time based on relevant market information about the financial instruments. Fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, the foregoing estimates may not reflect the actual amount that could be realized if all of the financial instruments were offered for sale.

In addition, the fair value estimates are based on existing on-and-off balance sheet financial instruments without attempting to value the anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets and liabilities include premises and equipment and advances from borrowers for taxes and insurance. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Finally, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates which must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies introduces a greater degree of subjectivity to these estimated fair values.